SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

Three Months
Ended
March 31,
2021
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$177,326
Unrealized gain on investments held in Trust Account	3,956
Less: Company’s portion available to be withdrawn to pay taxes	(73,578)
Less: Company’s portion available to be withdrawn for working capital purposes	(107,704)
Net income allocable to Class A common stock subject to possible redemption	$—
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	196,306,266
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(871,798,158)
Less: Income allocable to Class A common stock subject to possible redemption	—
Non-Redeemable Net Loss	$(871,798,158)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	65,318,734
Basic and diluted net loss per share, Non-redeemable Common stock	$(13.35)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the
Period from
April 30, 2020
(inception)
through
December 31,
2020
Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$475,781
Unrealized gain on investments held in Trust Account	4,159
Less: Company’s portion available to be withdrawn to pay taxes	(193,315)
Less: Company’s portion available to be withdrawn for working capital purposes	(286,625)
Net income allocable to Class A common stock subject to possible redemption	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00
Non-Redeemable Common Stock
Numerator: Net loss minus net earnings
Net loss	$(63,467,875)
Less: Net income allocable to Class A common stock subject to possible redemption	—
Non-redeemable net loss	$(63,467,875)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	62,139,949
Basic and diluted net loss per share, Non-redeemable Class B common stock	$(1.02)